Pension Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of principal assumptions used for the purposes of the actuarial valuations
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at March 1, 2021 for salaried and hourly plans and at April 1, 2021 for the wrap plan.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Years ended,	March 31, 2022	March 31, 2021
Assumptions for determination of defined benefit cost:
Defined obligation and past service cost	3.28%	4.03%
Net interest cost	2.53%	3.47%
Current service cost	3.55%	4.25%
Interest cost on current service cost	3.13%	3.92%
Discount rate for determination of defined benefit obligation	4.16%	3.16%
Assumptions for determination of defined benefit cost and defined benefit obligation:
Ultimate rate of compensation increase	2.00%	2.00%
Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B

Summary of Pension benefit expense recognized in profit or loss, defined benefit plans
The components of amounts recognized in the consolidated statements of net income (loss) in respect of these defined benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in net income (loss) were as follows:
Current service cost	$20.8	$20.0	$23.0
Net interest cost	3.6	7.6	8.4

	$24.4	$27.6	$31.4

Defined benefit costs recognized in:
Cost of sales	$18.8	$18.0	$20.6
Administrative and selling expense	2.0	2.0	2.4
Interest on pension liability	3.6	7.6	8.4

	$24.4	$27.6	$31.4

Summary of Pension Benefits Recognized in Statements of Other Comprehensive income Loss
The components of amounts recognized in the consolidated statements of comprehensive income (loss) in respect of these defined benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in other comprehensive income (loss), were as follows:
Actuarial gain on accrued pension liability	$(57.9)	$(51.8)	$(48.6)

Less tax effect	—	—	4.6

	$(57.9)	$(51.8)	$(44.0)

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	March 31, 2022	March 31, 2021
Present value of defined benefit obligation	$1,343.6	$1,504.3
Fair value of plan assets	1,225.5	1,334.2

Net accrued pension liability	$118.1	$170.1

Summary of Continuities of the defined benefit plan assets and obligations
Continuities of the defined benefit plan assets and obligations are as follows:

Years ended,
Movements in the present value of the plan assets were as follows:
Fair value of plan assets at beginning of year	$1,334.2	$1,155.8
Actual return (net of investment management expenses)	(46.5)	209.5
Administration expenses	(1.5)	(1.2)
Employer contributions	18.4	50.3
Benefits paid	(79.1)	(80.2)

Fair value of plan assets at end of the year, March 31, 2022 and March 31, 2021, respectively	$1,225.5	$1,334.2

Movements in the present value of the defined benefit obligation were as follows:
Defined benefit obligation at the beginning of the year	$1,504.3	$1,400.8
Current service cost	19.8	18.7
Interest cost	37.0	47.2
Actuarial (gains) losses arising from financial assumptions	(154.6)	127.3
Effect of experience adjustments	16.2	(8.3)
Effect of demographic assumptions	—	(1.2)
Benefits paid	(79.1)	(80.2)

Defined benefit obligation at end of the y e ar, March 31, 2022 and March 31, 2021, respectively	$1,343.6	$1,504.3

Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (loss)
Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial gain immediately recognized	Tax effect	Actuarial gain immediately recognized, net of tax
Balance at March 31, 2020	$(29.1)	$(0.3)	$(29.4)
Actuarial gain immediately recognized	(51.8)	—	(51.8)

Balance at March 31, 2021	$(80.9)	$(0.3)	$(81.2)
Actuarial gain immediately recognized	(57.9)	—	(57.9)

Balance at March 31, 2022	$(138.8)	$(0.3)	$(139.1)

Summary of major categories of plan assets
The major categories of plan assets were as follows:

As at	March 31, 2022	March 31, 2021
Cash and cash equivalents	1%	1%
Equity instruments	45%	51%
Debt instruments	43%	42%
Other	11%	6%

	100%	100%

Summary of sensitivity the defined benefit obligation to the key actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

Years ended,	March 31, 2022	March 31, 2021
Effect of change in discount rate assumption
One percentage point increase	$(134.5)	$(164.4)
One percentage point decrease	$162.7	$202.0
Effect of change in salary scale
One percentage point increase	$19.4	$25.2
One percentage point decrease	$(17.5)	$(22.6)
Effect of change in mortality assumption
Set forward one year	$34.4	$41.4
Set back one year	$(33.6)	$(40.6)